Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2017
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Subsidiary Entities and Subsidiary Companies

NOTE 4. SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES

As of December 31, 2017, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Cogeneration and Services, Pemex Drilling and Services, Pemex Logistics, Pemex Fertilizers and Pemex Ethylene.

The consolidated Subsidiary Companies are as follows:

•	P.M.I. Marine, DAC. (PMI Mar) (i)

•	P.M.I. Services, B.V. (PMI SHO) (i)

•	P.M.I. Holdings, B.V. (PMI HBV) (i)(x)

•	P.M.I. Trading, Ltd. (PMI Trading) (i)

•	PEMEX Internacional España, S. A. (PMI SES) (i)(viii)

•	P.M.I. Holdings Petróleos España, S. L. (HPE) (i)

•	P.M.I. Services North America, Inc. (PMI SUS) (i)

•	P.M.I. Holdings North America, Inc. (PMI HNA) (i)(ix)

•	P.M.I. Norteamérica, S. A. de C. V. (PMI NASA) (i)

•	P.M.I. Comercio Internacional, S. A. de C. V. (PMI CIM) (i)(ii)

•	PMI Field Management Resources, S. L. (FMR) (i)(xi)

•	PMI Campos Maduros SANMA, S. de R. L. de C. V. (SANMA) (i)

•	Pro-Agroindustria, S. A. de C. V. (AGRO)

•	PMI Azufre Industrial, S. A. de C. V. (PMI AZIND) (i)

•	PMI Infraestructura de Desarrollo, S. A. de C. V. (PMI ID) (i)

•	PMI Cinturón Transoceánico Gas Natural, S. A. de C. V. (PMI CT) (i)

•	PMI Transoceánico Gas LP, S. A. de C. V. (PMI TG) (i)

•	PMI Servicios Portuarios Transoceánicos, S. A. de C. V. (PMI SP)

•	PMI Midstream del Centro, S. A. de C. V. (PMI MC) (i)

•	PEMEX Procurement International, Inc. (PPI)

•	Hijos de J. Barreras, S. A. (HJ BARRERAS) (ii)

•	PEMEX Finance, Ltd. (FIN) (ii)

•	Mex Gas Internacional, S. L. (MGAS)

•	Pemex Desarrollo e Inversión Inmobiliaria, S. A. de C. V. (PDII)

•	Kot Insurance Company, AG. (KOT)

•	PPQ Cadena Productiva, S.L. (PPQCP)

•	III Servicios, S. A. de C. V. (III Servicios)

•	PMI Ducto de Juárez, S. de R.L. de C.V. (PMI DJ)(i)(iii)

•	PMX Cogeneración Internacional, S.L. (MG COG) (iv)(vi)(xii)

•	PMX Cogeneración S.A.P.I. de C.V. (PMX COG)(iv) (xii)

•	PMX Fertilizantes Holding, S.A de C.V. (PMX FH) (iv)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (PMX FP) (iv)

•	Grupo Fertinal (GP FER) (iv)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (COMESA)(v)

•	P.M.I Trading Mexico, S.A. de C.V. (TRDMX) (vii)

•	Holdings Holanda Services, B.V. (HHS) (x)

i.	Member Company of the “PMI Subsidiaries”.
ii.	Non-controlling Interest Company.
iii.	As of January 2016, this company started operations and was included in the consolidated financial statements of PEMEX.
iv.	As of June 2016, this company was included in the consolidated financial statements of PEMEX.
v.	As of July 2016, this company was included in the consolidated financial statements of PEMEX.
vi.	Until October 2016, formerly Mex Gas Cogeneración S.L.
vii.	As of January 2017, this company started operations and was included in the consolidated financial statements of PEMEX
viii.	As of February 2017, this company merged with HPE.
ix.	As of June 2017, this company merged with SUS.
x.	As of October 2017, PMI HBV was divided and HHS was created and included in the consolidated financial statements of PEMEX.
xi.	This Company was liquidated.
xii.	As of December 2017, PEMEX acquired shares in these companies and they were included in the consolidated financial statements of PEMEX.